Finance Income and Costs - Finance Income and Costs by Category of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [Line items]
Finance income	₩ 141,977	₩ 256,435	₩ 366,561
Finance costs	429,758	385,232	433,616
Available-for-sale financial assets			158,440
Derivatives designated as hedging instrument	40,681	32,227	22,586
Other comprehensive income(loss) for the year, net of taxes	1,009	(141,584)	(1,013)
Financial assets, class [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	141,818	256,016	366,251
Finance costs	31,065	42,525	123,485
Financial assets at FVOCI	(17,943)	(130,035)
Available-for-sale financial assets			158,440
Derivatives designated as hedging instrument	41,305	17,180	1,554
Other comprehensive income(loss) for the year, net of taxes	23,362	(112,855)	159,994
Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	159	419	310
Finance costs	398,693	342,707	310,131
Derivatives designated as hedging instrument	(624)	15,047	21,032
Financial instruments [member]
Disclosure of detailed information about financial instruments [Line items]
Other comprehensive income(loss) for the year, net of taxes	22,738	(97,808)	181,026
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	56,953	134,841	223,976
Finance costs	13,577	22,507
Available- for-sale financial assets [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income			30,598
Finance costs			86,445
Loans and receivables [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income			111,677
Finance costs			37,040
Financial liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	56
Finance costs	43	1,535	678
Financial liabilities at amortised cost [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	103	419	310
Finance costs	398,009	328,618	299,422
Derivatives hedging instrument [member]
Disclosure of detailed information about financial instruments [Line items]
Finance costs	641	12,554	₩ 10,031
Financial assets at FVOCI [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	9,924	35,143
Financial assets at amortised cost, class [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	74,941	86,032
Finance costs	₩ 17,488	₩ 20,018